Equity	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Equity
Equity
As of March 31, 2016, our sponsor owned 13,640,351 common units, representing a 36.8% ownership interest in the limited partner units. In addition, our sponsor is the owner of our General Partner.
Incentive Distribution Rights
Incentive distribution rights represent the right to receive increasing percentages (ranging from 15.0% to 50.0%) of quarterly distributions from operating surplus after minimum quarterly distribution and target distribution levels exceed $0.54625 per unit per quarter. Our sponsor currently holds the incentive distribution rights, but it may transfer these rights at any time.
Allocations of Net Income
Our partnership agreement contains provisions for the allocation of net income and loss to the unitholders and our General Partner. For purposes of maintaining partner capital accounts, the partnership agreement specifies that items of income and loss shall be allocated among the partners in accordance with their respective percentage ownership interest. Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions allocated 100% to our sponsor.
During the three months ended March 31, 2016, no income was allocated to our holders of incentive distribution rights. During the three months ended March 31, 2015, $1,311 was allocated to our holders of incentive distribution rights.
Distributions
Our partnership agreement sets forth the calculation to be used to determine the amount of cash distributions that our limited partner unitholders and our holders of incentive distribution rights will receive.
Our recent distributions have been as follows:

Declaration Date	Amount Declared Per Unit	Record Date	Payment Date	Payment to Limited Partner Units	Payment to Holders of Incentive Distribution Rights
January 15, 2015	$0.6750	January 30, 2015	February 13, 2015	$24,947	$1,311
April 16, 2015	$0.6750	May 1, 2015	May 15, 2015	$24,947	$1,311
July 21, 2015	$0.4750	August 5, 2015	August 14, 2015	$17,555	$—
On October 26, 2015, we announced the Board of Directors' decision to temporarily suspend the distribution payment to common unitholders. No quarterly distributions were declared for the first quarter of 2016, as the Partnership continued its distribution suspension to conserve cash.
Net Income per Limited Partner Unit
The following table outlines our basic and diluted, weighted average limited partner units outstanding during the relevant periods:

	Three Months Ended
	March 31,
	2016	2015
Basic	37,035,068	36,958,227
Diluted	37,035,068	37,201,044

For purposes of calculating the Partnership’s earnings per unit under the two-class method, common units are treated as participating preferred units, and the previously outstanding subordinated units were treated as the residual equity interest, or common equity. Incentive distribution rights are treated as participating securities.
Diluted earnings per unit excludes any dilutive awards granted (see Note 8) if their effect is anti-dilutive. During the three months ended March 31, 2016, the Partnership incurred a net loss and all 211,190 potentially dilutive awards granted and outstanding were excluded from the diluted earnings per unit calculation. Diluted earnings per unit for the three months ended March 31, 2016 includes the dilutive effect of awards granted and outstanding at the assumed number of units which would have vested if the performance period had ended on March 31, 2016.
Distributions made in future periods based on the current period calculation of cash available for distribution are allocated to each class of equity that will receive such distributions.
Each period the Partnership determines the amount of cash available for distributions in accordance with the partnership agreement. The amount to be distributed to limited partner unitholders and incentive distribution rights holders is subject to the distribution waterfall in the partnership agreement. Net earnings or loss for the period are allocated to each class of partnership interest based on the distributions to be made.
The following table provides a reconciliation of net loss and the assumed allocation of net loss under the two-class method for purposes of computing net loss per limited partner unit for the three months ended March 31, 2016 (in thousands, except per unit amounts):

	General Partner and IDRs	Limited Partner Units	Total
Declared distribution	$—	$—	$—
Assumed allocation of distributions in excess of loss	—	(52,330)	(52,330)
Add back recast losses attributable to Blair	—	836	836
Assumed allocation of net loss	$—	$(51,494)	$(51,494)

Loss per limited partner unit - basic		$(1.39)
Loss per limited partner unit - diluted		$(1.39)

Recast Equity Transactions
During the three months ended March 31, 2016 and 2015, the sponsor paid $1,652 and $431, respectively, of expense on behalf of Blair. Such transactions are recognized within the non-controlling interest section of the accompanying Condensed Consolidated Statement of Partners' Capital.

Equity
As of June 30, 2016, our sponsor owned 13,640,351 common units, representing a 27.8% ownership interest in the limited partner units. In addition, our sponsor is the owner of our General Partner.
During the second quarter of 2016, the Partnership completed two public offerings for a total of 12,075,000 common units, representing limited partnership interests in the Partnership for aggregate net proceeds of approximately $101,186.
Incentive Distribution Rights
Incentive distribution rights represent the right to receive increasing percentages (ranging from 15.0% to 50.0%) of quarterly distributions from operating surplus after minimum quarterly distribution and target distribution levels exceed $0.54625 per unit per quarter. Our sponsor currently holds the incentive distribution rights, but it may transfer these rights at any time.
Allocations of Net Income
Our partnership agreement contains provisions for the allocation of net income and loss to the unitholders and our General Partner. For purposes of maintaining partner capital accounts, the partnership agreement specifies that items of income and loss shall be allocated among the partners in accordance with their respective percentage ownership interest. Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions allocated 100% to our sponsor.
During the three and six months ended June 30, 2016, no income was allocated to our holders of incentive distribution rights. During the three and six months ended June 30, 2015, $1,311 and $2,622, respectively, was allocated to our holders of incentive distribution rights.
Distributions
Our partnership agreement sets forth the calculation to be used to determine the amount of cash distributions that our limited partner unitholders and our holders of incentive distribution rights will receive.
Our recent distributions have been as follows:

Declaration Date	Amount Declared Per Unit	Record Date	Payment Date	Payment to Limited Partner Units	Payment to Holders of Incentive Distribution Rights
January 15, 2015	$0.6750	January 30, 2015	February 13, 2015	$24,947	$1,311
April 16, 2015	$0.6750	May 1, 2015	May 15, 2015	$24,947	$1,311
July 21, 2015	$0.4750	August 5, 2015	August 14, 2015	$17,555	$—
On October 26, 2015, we announced the Board of Directors' decision to temporarily suspend the distribution payment to common unitholders. No quarterly distributions were declared for the second quarter of 2016, as the Partnership continued its distribution suspension to conserve cash.
Net Income per Limited Partner Unit
The following table outlines our basic and diluted, weighted average limited partner units outstanding during the relevant periods:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Basic	42,254,647	36,958,770	39,644,857	36,958,525
Diluted	42,254,647	37,200,774	39,644,857	37,200,529

For purposes of calculating the Partnership’s earnings per unit under the two-class method, common units are treated as participating preferred units, and the previously outstanding subordinated units were treated as the residual equity interest, or common equity. Incentive distribution rights are treated as participating securities.
Diluted earnings per unit excludes any dilutive awards granted (see Note 8) if their effect is anti-dilutive. During the three and six months ended June 30, 2016, the Partnership incurred a net loss and all 210,510 potentially dilutive awards granted and outstanding were excluded from the diluted earnings per unit calculation.
Distributions made in future periods based on the current period calculation of cash available for distribution are allocated to each class of equity that will receive such distributions.
Each period the Partnership determines the amount of cash available for distributions in accordance with the partnership agreement. The amount to be distributed to limited partner unitholders and incentive distribution rights holders is subject to the distribution waterfall in the partnership agreement. Net earnings or loss for the period are allocated to each class of partnership interest based on the distributions to be made.
The following table provides a reconciliation of net loss and the assumed allocation of net loss under the two-class method for purposes of computing net loss per limited partner unit for the three months ended June 30, 2016 (in thousands, except per unit amounts):

	General Partner and IDRs	Limited Partner Units	Total
Declared distribution	$—	$—	$—
Assumed allocation of distributions in excess of loss	—	(10,738)	(10,738)
Add back recast income attributable to Blair	—	(153)	(153)
Assumed allocation of net loss	$—	$(10,891)	$(10,891)

Loss per limited partner unit - basic		$(0.26)
Loss per limited partner unit - diluted		$(0.26)

The following table provides a reconciliation of net loss and the assumed allocation of net loss under the two-class method for purposes of computing net loss per limited partner unit for the six months ended June 30, 2016 (in thousands, except per unit amounts):

	General Partner and IDRs	Limited Partner Units	Total
Declared distribution	$—	$—	$—
Assumed allocation of distributions in excess of loss	—	(63,068)	(63,068)
Add back recast losses attributable to Blair	—	683	683
Assumed allocation of net loss	$—	$(62,385)	$(62,385)

Loss per limited partner unit - basic		$(1.57)
Loss per limited partner unit - diluted		$(1.57)
Recast Equity Transactions
During the six months ended June 30, 2016, the sponsor paid $1,652 of expense on behalf of Blair. During the three and six months ended June 30, 2015, the sponsor paid $539 and $970, respectively, of expense on behalf of Blair. Such transactions are recognized within the non-controlling interest section of the accompanying Condensed Consolidated Statement of Partners' Capital.

Equity
On August 17, 2015, all of the 13,640,351 issued and outstanding subordinated units, representing limited partner interests in the Partnership were converted into common units, on a one-for-one basis for no additional consideration, upon the expiration of the subordination period set forth in the Partnership's Second Amended and Restated Agreement of Limited Partnership. As of December 31, 2015, our sponsor owned 13,640,351 common units, representing a 36.9% ownership interest in the limited partner units. In addition, the sponsor is the owner of our General Partner.
Class B Units
On January 31, 2013, the Partnership issued 3,750,000 subordinated Class B units and paid $37,500 in cash to our sponsor in return for 100,000 preferred equity units in our sponsor’s Augusta facility. The Class B units did not have voting rights or rights to share in the Partnership's periodic earnings, either through participation in its distributions or through an allocation of its undistributed earnings or losses. The Class B units were eligible for conversion into common units upon satisfaction of certain conditions. The conditions precedent to conversion of the Class B units were satisfied upon payment of our distribution on August 15, 2014 and, upon such payment, our sponsor, who was the sole owner of our Class B units, elected to convert all of the 3,750,000 Class B units into common units on a one-for-one basis.
Incentive Distribution Rights
Incentive distribution rights represent the right to receive increasing percentages (ranging from 15.0% to 50.0%) of quarterly distributions from operating surplus after minimum quarterly distribution and target distribution levels exceed $0.54625 per unit, per quarter. Our sponsor currently holds the incentive distribution rights, but may transfer these rights at any time.
Allocations of Net Income
Our partnership agreement contains provisions for the allocation of net income and loss to the unitholders and our General Partner. For purposes of maintaining partner capital accounts, the partnership agreement specifies that items of income and loss shall be allocated among the partners in accordance with their respective percentage ownership interest. Normal allocations according to percentage interests are made after giving effect, if any, to priority income allocations in an amount equal to incentive cash distributions allocated 100% to our sponsor.
During the years ended December 31, 2015 and 2014, $2,622 and $863 was allocated to our holders of incentive distribution rights, respectively. During the year ended December 31, 2014, no net income was allocated to our Class B units.
Distributions
Our partnership agreement sets forth the calculation to be used to determine the amount of cash distributions that our limited partner unitholders and our holders of incentive distribution rights will receive.
Our recent distributions have been as follows:

Declaration Date	Amount Declared Per Unit	Record Date	Payment Date	Payment to Limited Partner Units	Payment to Holders of Incentive Distribution Rights
January 17, 2013	$0.4750	February 1, 2013	February 15, 2013	$12,961	$—
April 16, 2013	$0.4750	May 1, 2013	May 15, 2013	$12,961	$—
July 17, 2013	$0.4750	August 1, 2013	August 15, 2013	$13,711	$—
October 17, 2013	$0.4900	November 1, 2013	November 15, 2013	$14,144	$—
January 15, 2014	$0.5100	January 31, 2014	February 14, 2014	$14,726	$—
April 16, 2014	$0.5250	May 1, 2014	May 15, 2014	$17,388	$—
July 16, 2014	$0.5750	August 1, 2014	August 15, 2014	$19,088	$168
October 15, 2014	$0.6250	October 31, 2014	November 14, 2014	$23,092	$695
January 15, 2015	$0.6750	January 30, 2015	February 13, 2015	$24,947	$1,311
April 16, 2015	$0.6750	May 1, 2015	May 15, 2015	$24,947	$1,311
July 21, 2015	$0.4750	August 5, 2015	August 14, 2015	$17,555	$—

On October 26, 2015, we announced the Board of Directors' decision to temporarily suspend the distribution payment to common unitholders. Therefore, no quarterly distribution was declared for the third and fourth quarters of 2015.
Net Income per Limited Partner Unit
The following table outlines our basic and diluted, weighted average limited partner units outstanding during the relevant periods:

	Year ended December 31,
	2015	2014	2013
Basic	36,958,988	33,370,020	28,168,265
Diluted	37,150,878	35,783,540	28,168,265

For purposes of calculating the Partnership’s earnings per unit under the two-class method, common units are treated as participating preferred units, and the previously outstanding subordinated units were treated as the residual equity interest, or common equity. Incentive distribution rights are treated as participating securities. As the Class B units did not have rights to share in the Partnership’s periodic earnings, whether through participation in its distributions or through an allocation of its undistributed earnings or losses, they were not participating securities. In addition, the conversion of the Class B units into common units was fully contingent upon the satisfaction of defined criteria. As such, until all of the defined payment and earnings criteria were satisfied, the Class B units were not included in our calculation of either basic or diluted earnings per unit. The Class B units were converted into common units on August 15, 2014, at which time income allocations commenced on such units.
Diluted earnings per unit excludes any dilutive awards granted (see Note 10 - Unit-Based Compensation) if their effect is anti-dilutive. Diluted earnings per unit for the years ended December 31, 2015 and 2014 include the dilutive effect of awards granted and outstanding at the assumed number of units which would have vested if the performance period had ended at the end of the respective periods.
Distributions made in future periods based on the current period calculation of cash available for distribution are allocated to each class of equity that will receive such distributions. Any unpaid cumulative distributions are allocated to the appropriate class of equity.
Each period the Partnership determines the amount of cash available for distributions in accordance with the partnership agreement. The amount to be distributed to limited partner unitholders and incentive distribution rights holders is subject to the distribution waterfall in the partnership agreement. Net earnings or loss for the period are allocated to each class of partnership interest based on the distributions to be made.
The following table provides a reconciliation of net income and the assumed allocation of net income under the two-class method for purposes of computing net income per limited partner unit for the year ended December 31, 2015 (in thousands, except per unit amounts):

	General Partner and IDRs	Limited Partner Units	Total
Declared distribution	$1,311	$42,502	$43,813
Assumed allocation of distributions in excess of earnings	—	(18,167)	(18,167)
Add back recast losses attributable to Blair	—	2,619	2,619
Assumed allocation of net income	$1,311	$26,954	$28,265

Earnings per limited partner unit - basic		$0.73
Earnings per limited partner unit - diluted		$0.73

Recast Equity Transactions
During the years ended December 31, 2014 and 2013, the sponsor provided $492 and $1,424, respectively of management services and other expenses paid on behalf of Augusta. Such costs are recognized as non-cash capital contributions by the non-controlling interest in the accompanying financial statements.
On January 31, 2013, Augusta converted $38,172 of certain payables owed to the sponsor into capital and paid a cash distribution of $4,637 to the sponsor. Such transactions are recognized within the non-controlling interest section of the accompanying Consolidated Statement of Partners' Capital.
During the years ended December 31, 2015 and 2014, the sponsor paid $2,787 and $182, respectively, of expense on behalf of Blair. Such transactions are recognized within the non-controlling interest section of the accompanying Consolidated Statement of Partners' Capital.